Accounts Receivable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accounts receivable
Accounts receivable gross	$ 18,223,000	$ 15,716,000	$ 15,006,000
Less allowance for doubtful accounts	(197,000)	(69,000)	(415,000)
Accounts receivable, net	18,026,000	15,647,000	14,591,000
Trade receivables [Member]
Schedule of Accounts receivable
Accounts receivable gross	12,534,000	11,128,000	9,438,000
Unpaid amounts for benefit services [Member]
Schedule of Accounts receivable
Accounts receivable gross	$ 5,689,000	$ 4,588,000	$ 5,568,000